PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

13.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Buildings	6,875,072	12,655,905
Machinery and equipment	14,199,961	22,435,247
Motor vehicles	71,837	114,936
Furniture, fixture and office equipment	1,408,296	1,995,407
	22,555,166	37,201,495
Less: Accumulated depreciation	(5,232,342)	(6,462,379)
Subtotal	17,322,824	30,739,116
Construction in progress	2,647,070	1,550,972
Property, plant and equipment, net	19,969,894	32,290,088

Depreciation expenses were RMB1,161 million, RMB1,604 million and RMB2,585 million for the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group disposed certain equipment with the net book value amounting of RMB610 million, RMB390 million and RMB1,118 million and recognized related disposal loss amounted to RMB428 million, RMB350 million and RMB249 million respectively. Increase in disposal loss on property, plant and equipment was mainly due to the automation upgrade of the Group.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2022 was attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

For the years ended December 31, 2020, 2021 and 2022, the Group recorded impairments of RMB20 million, RMB150 million and RMB374 million related to the retirement of certain equipment in production lines that had become obsolete due to automation upgrade of the Group.

As of December 31, 2021 and 2022, certain property, plant and equipment with net book value amounting of RMB4,115 million and RMB5,210 million were pledged as collateral for the Group’s borrowings (Note 18).

As of December 31, 2021 and 2022, certain property, plant and equipment with net book value of RMB105 million and nil were pledged as collateral for the issuance of bank acceptance notes.